FINANCIAL CONTRACT LIABILITY (Narrative) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Statements Line Items
Gain on settlement of financial contract liability	$ 6,857
Dejour USA [Member]
Statements Line Items
Amount contributed by Drilling Fund		$ 7,000
Explanation of estimated financial effect of contingent liabilities	A subsequent amendment limited Dejour USA's cash exposure to a potential "put" by the Drilling Fund to US$3,000,000, with the difference to be settled by an assignment of working interests in certain P&NG properties owned by Dejour USA.	A subsequent amendment limited Dejour USA's cash exposure to a potential "put" by the Drilling Fund to US$3,000,000, with the difference to be settled by an assignment of working interests in certain P&NG properties owned by Dejour USA.
Gain on settlement of financial contract liability	$ 6,857	$ 5,026